May 23, 1997

                        Delaware Group of Funds

            Supplement to Prospectuses Dated as Noted Below

                               Trend Fund
                        A Class/B Class/C Class
                           (August 29, 1996)

                            Enterprise Fund
                            U.S. Growth Fund
                           World Growth Fund
                            New Pacific Fund
                           Federal Bond Fund
                         Corporate Income Fund
                        A Class/B Class/C Class
                          (February 28, 1997)

                              DelCap Fund
                        A Class/B Class/C Class
                          (November 29, 1996)

                               Value Fund
                        A Class/B Class/C Class
                           (January 29, 1997)

                             Delaware Fund
                               Devon Fund
                          (December 30, 1997)

                       International Equity Fund
                            Global Bond Fund
                           Global Assets Fund
                         Emerging Markets Fund
                        A Class/B Class/C Class
                            (March 21, 1997)

                          Decatur Income Fund
                        Decatur Total Return Fund
                        A Class/B Class/C Class
                          (February 24, 1997)

                             Blue Chip Fund
                              Quantum Fund
                         A Class/B Class/C Class
                          (February 24, 1997)

                            Delchester Fund
                        A Class/B Class/C Class
                          (September 30, 1996)

                         Strategic Income Fund
                        A Class/B Class/C Class
                         (September 30, 1996 as
                         revised October 4, 1996)

                          U.S. Government Fund
                        A Class/B Class/C Class
                          (September 30, 1996)

                      Limited-Term Government Fund
                        A Class/B Class/C Class
                          (February 28, 1997)

 The following replaces information on page 1 of the Prospectus:

     Representatives of Financial Institutions:
     Nationwide 800-659-2265

     The following supplements the section of the Prospectus for each of the above listed funds (except Quantum Fund) entitled Buying Class A Shares at Net Asset Value under Classes of Shares:

     Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of the fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

          The following supplements the section of the Prospectus for Quantum Fund entitled Buying Class A Shares at Net Asset Value under Classes of Shares:

          Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of the fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

          The following supplements the section of the Prospectus for Trend Fund, DelCap Fund, International Equity Fund, Decatur Total
Return Fund, Delchester Fund and Limited-Term Government Fund entitled Buying Class A Shares at Net Asset Value under Classes of Shares:

          Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional
     Class Shares as a result of a change in the distribution arrangements.

               The following supplements the section of the Prospectus for each Fund entitled Buying Class A Shares at Net Asset Value under Classes of Shares:

               Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

               The following replaces the first paragraph in the section of the Prospectus entitled Retirement Planning:

          An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

               The following replaces the section of the Prospectus entitled Salary Reduction Simplified Employee Pension Plan
("SAR/SEP") under Retirement Planning:

          Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

          The following supplements the section of the Prospectus under Retirement Planning:

     SIMPLE IRA
          A SIMPLE IRA combines many of the features of an Individual Retirement Account (IRA) and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

     SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B
     Shares are not available for purchase by such plans.

          The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds.

          The following is included after the second sentence in the section of the Prospectus entitled Combined Purchases Privilege under Classes of Shares:

          Assets held in any stable value product available through the Delaware Group may be combined with other
     Delaware Group fund holdings.

          The following replaces the first and second sentence in the section of the Prospectus entitled Group Investment Plans under Classes of Shares:

          Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE
     IRA, SIMPLE 401(k), Profit Sharing, Money Purchase
     Pension, 401(k) Defined Contribution Plans, and
     403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets.

          The following replaces the last paragraph of the discussion of Automatic Investing Plan and Wealth Builder Option in the section of the Prospectus entitled Additional Methods of Adding to Your
Investment under How to Buy Shares:

          This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE
     401(k), Profit Sharing and Money Purchase Pension
     Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

          The following supplements the discussion of Dividend Reinvestment Plan in the section of the Prospectus entitled Additional Methods of Adding to Your Investment under How to Buy Shares:

          Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

          The following replaces the last sentence in the first paragraph of the discussion of Retirement Plans in the section of the Prospectus entitled Systematic Withdrawal Plans under Redemption and Exchange:

          The MoneyLine service described above is not available for certain retirement plans.

          The following replaces item (iv) in the first paragraph in the section of the Prospectus entitled Waiver of Limited Contingent
Deferred Sales Charge - Class A Shares under Redemption and
Exchange:

          (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code;

          The following replaces items (ii) and (iii) in the first paragraph in the section of the Prospectus entitled Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange:

          (ii) returns of excess contributions to an IRA, SIMPLE
     IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation
     Plans, (iii) periodic distributions from an IRA, SIMPLE
     IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred
     Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code;

          The following replaces items (ii), (iii) and (vi) in the second paragraph in the section of the Prospectus entitled Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange:

          (ii) returns of excess contributions to an IRA, SIMPLE
     IRA, 403(b)(7) or 457 Deferred Compensation Plan,
     Profit Sharing Plan, Money Purchase Pension Plan, or
     401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred
     Compensation Plan upon attainment of age 59 1/2, Profit
     Sharing Plan, Money Purchase Pension Plan, 401(k)
     Defined Contribution Plans upon attainment of age 70
     1/2, and IRA distributions qualifying under Section
     72(t) of the Internal Revenue Code; . . . (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59;










                             May 23, 1997

                        U.S. Government Money Fund
                         A Class/Consultant Class

                  Supplement to Prospectus dated February 28, 1997

 The following supplements information on page 1 of the
 Prospectus:

     Representatives of Financial Institutions:
     Nationwide 800-659-2265


     The following replaces the section of the Prospectus entitled Salary Reduction Simplified Employee Pension Plan ("SAR/SEP") under Retirement Planning:

     Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

          The following supplements the section of the Prospectus under Retirement Planning:

     SIMPLE IRA
          A SIMPLE IRA combines many of the features of an Individual Retirement Account (IRA) and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

     SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B
     Shares are not available for purchase by such plans.

          The following replaces the last paragraph of the discussion of Automatic Investing Plan and Wealth Builder Option in the section of the Prospectus entitled Additional Methods of Adding to Your Investment under Buying Shares:

          This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE
     401(k), Profit Sharing and Money Purchase Pension
     Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

          The following supplements the discussion of Dividend Reinvestment Plan in the section of the Prospectus entitled Additional Methods of Adding to Your Investment under Buying Shares:

          Distributions and/or dividends for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money
     Purchase Pension Plans, 401(k) Defined Contribution
     Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

          The following replaces the last sentence in the first paragraph of the discussion of Retirement Plans in the section of the Prospectus entitled Systematic Withdrawal Plans under Redemption and
Exchange:

          The MoneyLine service described above is not available for certain retirement plans.











                                  May 23, 1997

                                 Tax-Free USA Fund
                        Tax-Free USA Intermediate Fund
                               Tax-Free Insured Fund
                                A Class/B Class/C Class

                Supplement to Prospectus dated October 30, 1996

 The following replaces information on page 1:

     Representatives of Financial Institutions:
     Nationwide 800-659-2265

     The following replaces information under Summary of Expenses for Tax-Free USA Intermediate Fund:

                                             Tax-Free
 Annual Operating Expenses            USA Intermediate Fund
 (as a percentage of              Class A   Class B   Class C
 average daily net assets)         Shares    Shares    Shares

 Management Fees
    (after voluntary
     waivers) . . . . . . . .      0.00%*    0.00%**   0.00%**

 12b-1 Plan Expenses
    (including
     service fees). . . . . .      0.15%+    1.00%+    1.00%+

 Other Operating Expenses
    (after expense
     limitations) . . . . .        0.35%*    0.35%*    0.35%**
                                   -------   -------   ------
    Total Operating Expenses
       (after voluntary
       waivers and
       expense
       limitations) . . . . .      0.50%*    1.35%*    1.35%**
                                   ====      ====      ====

 * Beginning January 1, 1997, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund do not exceed 0.35% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through June 30, 1997. From the commencement of the Fund's operations through June 30, 1993, the Manager voluntarily waived that portion, if any, of the annual management fees payable by the Fund and reimbursed the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of the Fund, including the 12b-1 expenses, did not exceed 0.25%. This waiver and expense limitation was extended to June 30, 1994, but modified, effective May 2, 1994 through December 31, 1996, to provide that annual operating expenses would not exceed 0.10% (excluding 12b-1 fees). Because 12b-1 Plan fees have been set at 0.15% by Delaware Group Tax-Free Fund, Inc.'s Board of Directors for the Tax-Free USA Intermediate Fund A Class, the amount of the voluntary waiver with respect to such Class, as modified, was equivalent to the waiver operative through May 1, 1994. If the voluntary expense waivers were not in effect, the Total Operating Expenses of Tax-Free USA Intermediate Fund A Class and Tax-Free USA Intermediate Fund B Class, as a percentage of average daily net assets, would have been 0.95% and 1.80%, respectively, reflecting Management Fees of 0.47% for the fiscal year ended August 31, 1996.

 **  Other Operating Expenses for Tax-Free USA Intermediate
      Fund C Class are based upon the actual expenses incurred by Class A Shares and Class B Shares for the fiscal year ended August 31, 1996 and the voluntary waiver of fees by the Manager. If the voluntary expense waivers described in the previous note were not in effect, it is estimated that Total Operating Expenses of Tax-Free USA Intermediate Fund C Class would be 1.80%, reflecting Management Fees of 0.47%.

 +   Class A Shares, Class B Shares and Class C Shares are
      subject to separate 12b-1 Plans. Long-term shareholders of the Classes may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.
      See Distribution (12b-1) and Service under Management of the Funds in the Prospectus.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager as discussed above.






 Tax-Free USA Intermediate Fund

              Assuming Redemption           Assuming No Redemption


        1 year  3 years  5 years  10 years  1 year  3 years   5 years   10 years
 Class A
 Shares  $35(1) $46      $57     $91        $35     $46      $57        $91

 Class B
 Shares  $34    $53      $74(2)  $107(2)    $14     $43      $74(2)    $107(2)

 Class C
 Shares  $24    $43      $74     $162       $14     $43      $74       $162



 (1) Generally, the Fund does not assess a redemption charge upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent
 Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value under Redemption and Exchange in the Prospectus.

 (2) At the end of approximately five years after purchase, Tax-Free USA Intermediate Fund B Class shares will be automatically converted into Tax-Free USA Intermediate Fund A Class shares. The example above assumes conversion of Class B Shares at the end of the fifth year. However, the conversion may occur as late as three months after the fifth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the sixth through tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus for a description of the automatic conversion feature.

      The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.



      The following supplements the section of the Prospectus entitled Buying Class A Shares at Net Asset Value under Classes of
 Shares:

      Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware
 Group at net asset value.

      The following revises the portfolio manager information under Management of the Funds:

      Patrick P. Coyne and Mitchell L. Conery, each a Vice President/Senior Portfolio Manager of Delaware Group Tax-Free Fund, Inc., have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne has been manager of Tax-Free USA Fund and Tax-Free Insured Fund since July 1, 1994 and manager of Tax-Free USA Intermediate Fund since its inception in 1993. A graduate of Harvard University with an MBA from the University of Pennsylvania s Wharton School, Mr. Coyne joined the Delaware Group s fixed-income department in 1990. Prior to joining the Delaware Group, he was a manager of Kidder, Peabody & Co. Inc. s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia. Mr. Conery joined the Delaware Group in January 1997 at which time he became co-manager of the Tax-Free USA Fund, Tax-Free Insured Fund and Tax-Free USA Intermediate Fund. Mr. Conery holds a bachelor s degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

      In making investment decisions for the Funds, Mr. Coyne and Mr. Conery regularly consult with Paul E. Suckow and other members of Delaware's fixed-income department. Mr. Suckow is Executive
 Vice President/Chief Investment Officer, Fixed Income of
 Delaware Group Tax-Free Fund, Inc. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at the Delaware Group from 1981 to 1985. He returned to the Delaware Group in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive
 Vice President and Director of Fixed Income.











                             May 23, 1997

                          Tax-Free Money Fund
                       A Class/Consultant Class

             Supplement to Prospectus dated June 28, 1996

 The following replaces information on page 1:

      Representatives of Financial Institutions:
      Nationwide 800-659-2265


 The following supplements information in the section entitled
 Delaware Group Asset Planner under Buying Shares:

      Effective November 1, 1996, the annual $35 Asset
     Planner fee is waived until further notice.











                                      May 23, 1997

                                Delaware Group of Funds

                    Supplement to Prospectuses Dated as Noted Below

                                      Trend Fund
                                  Institutional Class
                                  (August 29, 1996)

                                 Delchester Fund
                                 Institutional Class
                                 (September 30, 1996)

                                 Strategic Income Fund
                                 Institutional Class
                                (September 30, 1996)

                                 U.S.Government Fund
                                 Institutional Class
                                (September 30, 1996)

         The following replaces the categories of eligible purchasers of Institutional Class shares in the section of the Prospectus entitled Classes of Shares:

      Shares of the Class are available for purchase only by:
     (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the
     Manager, or its affiliates and their corporate
     sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e)
     registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for
     its services exclusively from its clients for such
     advisory services.